United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549
                                    Form 13F
                              Form 13F COVER PAGE

Report for calendar quarter ended:  March 31, 2000

Check here if amended [  ]; Amendment Number:______________
Name of Institutional Investment Manager Filing this Report:
Name:   Johnston-Lemon Group Inc.
Address:  1101 Vermont Avenue, NW
          Washington, DC 20005
Form 13F File Number: 28-05217

The institutional investment manager filing this report and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements and schedules are considered integral parts of this Form.

Person Siging this Report on Behalf of Reporting Manager:

Name:  Kenneth I. Miller

Title: Chief Financial Officer

Phone: (202)842-5618

/s/ Kenneth I. Miller Washington, DC   May 8, 2000
______________________  ___________________________ _________________
(Signature)   (City, State)   (Date)

Report Type (Check only one.):
[X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in this report,
and
all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
        13F File Number Name
        28-____________ ______________________________________________________
        [Repeat as necessary.]
        FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:               _____None_____
Form 13F Information Table Entry Total:  _____76_______
Form 13F Information Table Value Total: $_107,576_______
                                          (thousands)

COUMN 1 & COLUMN 2               COLUMN 3  COLUMN 4  COLUMN 5          COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER/TITLE OF CLASS    CUSIP     VALUE     SHARES or         INVESTMENT   OTHER
                                           (X$1000)  PRINCIPAL AMOUNT  DISCRETION   MANGERS    SOLE      SHARED  NONE

AT&T Corp                        001957109       1156          20503SH         SOLE                                20503
Abbott Labs                      002824100        605          17200SH         SOLE                                17200
Albertsons Inc                   013104104        251           8100SH         SOLE                                 8100
Alltel Corp                      020039103        362           5727SH         SOLE                                 5727
America Online Inc DEL           02364J104       1102          16380SH         SOLE                                16380
American Express                 025816109        512           3440SH         SOLE                                 3440
American General Corp            026351106        274           4890SH         SOLE                                 4890
American International Group Inc 026874107        592           5414SH         SOLE                                 5414
American Mgmt Sys Inc            027352103       1939          44250SH         SOLE                                44250
American Tower Corp Cl A         029912201       3135          63500SH         SOLE                                63500
Automatic Data Processing Inc    053015103        318           6585SH         SOLE                                 6585
Bank of America Corporation      060505104       2822          44400SH         SOLE                                44400
Becton Dickinson & Co            075887109        494          18770SH         SOLE                                18770
Bell Atlantic Corp               077853109       3797          62126SH         SOLE                                62126
Bellsouth Corp                   079860102        546          11644SH         SOLE                                11644
Black and Decker Corp            091797100        376          10000SH         SOLE                                10000
BMC Software Inc                 055921100        298           6050SH         SOLE                                 6050
Capital One Finl Corp            14040H905       4458          93000SH         SOLE                                93000
Carnival Corp                    143658102        247           9950SH         SOLE                                 9950
Chase Manhattan Corp New         16161A108        689           8030SH         SOLE                                 8030
Circuit City Stores Inc Circt Cit 172737108      4261          70000SH         SOLE                                70000
Cisco Sys Inc                    17275R102       2785          36026SH         SOLE                                36026
Citigroup Inc                     172967101      1106          18474SH         SOLE                                18474
Compaq Computer Corp             204493100        250           9264SH         SOLE                                 9264
Computer Associates Intl Inc      204912109       592          10000SH         SOLE                                10000
Conagra Inc                      205887102        317           17500S         SOLE                                17500
Danaher Corp Del                 235851102       2550          50000SH         SOLE                                50000
DuPont E I de Nemours & Co        263534109       733          13850SH         SOLE                                13850
Ecolab Inc                        278865100       380          10350SH         SOLE                                10350
EMC Corp Mass                     268648102       504           4000SH         SOLE                                 4000
Emerson Elec Co                  291011104        805          15150SH         SOLE                                15150
Exxon Corp                       302290101       1333          17097SH         SOLE                                17087
Federal Home Ln Mtg Corp          313400301      7743         175230SH         SOLE                               175230
Federal Natl Mtg Assn            313586109       7621         135020SH         SOLE                               135020
First Un Corp                     337358105      2704          72600SH         SOLE                                72600
Ford Mtr Co Del                  345370100        271           5889SH         SOLE                                 5889
Gannett Inc                      364730101        586           8330SH         SOLE                                 8330
General Elec Co                  369604103       1325           8512SH         SOLE                                 8512
General Mtrs Corp                370442105        325           3923SH         SOLE                                 3923
Halliburton Co                   406216101        385           9350SH         SOLE                                 9350
Hewlett Packard Co               428236103       1156           8703SH         SOLE                                 8703
Illinois Tool Wks Inc            452308109        517           9350SH         SOLE                                 9350
Intel Corp                        458140100      2326          17648SH         SOLE                                17648
International Business Machs     459200101        465           3938SH         SOLE                                 3938
Johnson & Johnson                478160104        862          12274SH         SOLE                                12274
Kimberly Clark Corp              494368103        353           6300SH         SOLE                                 6300
Leggett & Platt Inc               524660107       300          13970SH         SOLE                               139700
LCC International Inc.            501810105       396          10000SH         SOLE                                10000
Lucent Technologies Inc          549463107       1003          16371SH         SOLE                                16371
Mattell Inc                       577081102       128          12200SH         SOLE                                12200
MCDonalds Corp                    580135101       382          10210SH         SOLE                                10210
MCI Worldcom Inc                 55268B106       1833          40435SH         SOLE                                40435
Medtronic Inc                    585055106        289           5620SH         SOLE                                 5620
Merck & Co Inc                   589331107        714          11497SH         SOLE                                11497
Miami Computer Supply Corp        593261100       314          10000SH         SOLE                                10000
Microsoft Corp                   594918104       1804          16341SH         SOLE                                16341
Micros Sys Inc                   594901100       1951          31000SH         SOLE                                31000
Network Access Solutions Corp    64120S109        220          10000SH         SOLE                                10000
Omnicom Group Inc                681919106        510           4755SH         SOLE                                 4755
Oracle Corp                      68389X105        677           5764SH         SOLE                                 5764
PE Corp Celera Gen Grp           69332S201       3663          40000SH         SOLE                                40000
Pepsico Inc                      713448108        408          11576SH         SOLE                                11576
Potomac Elec Pwr Co               737679100       339          15000SH         SOLE                                15000
Price T. Rowe & Associates       741477103        206           5600SH         SOLE                                 5600
Primus Telecommunications Grp    741929103       2584          50000SH         SOLE                                50000
Provident Bankshares Corp        743859100       1012          56785SH         SOLE                                56785
Qwest Communications Intl Inc    749121109       3393          69966SH         SOLE                                69966
SBC Communications Inc           78387G103        509          11011SH         SOLE                                11011
Sun Microsystems Inc             866810104       1335          17375SH         SOLE                                17375
Suntrust Bks Inc                 867914103       9972         154483SH         SOLE                               154483
Sysco Corp                        871829107       317           8000SH         SOLE                                 8000
United Technologies Corp          913017109       266           4100SH         SOLE                                 4100
Virginia Comm Bk VA               927785105       185          13963SH         SOLE                                13963
Wal Mart Stores Inc               931142103       328           4750SH         SOLE                                 4750
Winstar Communications            975515107       900          15000SH         SOLE                                15000
Washington Post Co                939640108      5410          10000SH         SOLE                                10000
